Schedule of Investments (unaudited)
July 31, 2025
iShares® iBonds® Dec 2031 Term Corporate ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.4%
Interpublic Group of Companies Inc. (The), 2.40%, 03/01/31	$2,796	$2,476,815
Omnicom Group Inc., 2.60%, 08/01/31(a)	4,392	3,882,676
		6,359,491
Aerospace & Defense — 2.2%
Boeing Co. (The)
3.63%, 02/01/31(a)	7,282	6,861,726
6.39%, 05/01/31	5,220	5,618,137
General Dynamics Corp., 2.25%, 06/01/31(a)	2,276	2,026,567
Howmet Aerospace Inc., 4.85%, 10/15/31(a)	2,135	2,160,328
L3Harris Technologies Inc.
1.80%, 01/15/31	3,575	3,087,679
5.25%, 06/01/31(a)	3,895	4,007,595
Lockheed Martin Corp., 4.70%, 12/15/31(a)	2,980	2,993,022
RTX Corp.
1.90%, 09/01/31	5,370	4,584,152
6.00%, 03/15/31	5,205	5,563,883
		36,903,089
Agriculture — 1.6%
BAT Capital Corp.
2.73%, 03/25/31(a)	6,575	5,901,912
5.83%, 02/20/31	4,585	4,803,884
Bunge Ltd. Finance Corp., 2.75%, 05/14/31	5,305	4,785,519
Philip Morris International Inc.
4.75%, 11/01/31	4,015	4,017,997
5.13%, 02/13/31	6,475	6,611,735
		26,121,047
Airlines — 0.1%
United Airlines Pass-Through Trust, Series 2019, Class AA, 4.15%, 02/25/33(a)	2,366	2,262,869
Auto Manufacturers — 4.8%
American Honda Finance Corp.
1.80%, 01/13/31	2,943	2,529,225
4.85%, 10/23/31(a)	3,485	3,490,097
5.05%, 07/10/31(a)	3,855	3,907,086
Cummins Inc., 4.70%, 02/15/31	3,235	3,246,679
Ford Motor Co., 7.45%, 07/16/31(a)	5,475	5,949,059
Ford Motor Credit Co. LLC
3.63%, 06/17/31	5,205	4,618,260
6.05%, 03/05/31(a)	5,130	5,139,536
6.05%, 11/05/31	6,570	6,555,932
General Motors Financial Co. Inc.
2.35%, 01/08/31	5,220	4,547,514
2.70%, 06/10/31(a)	5,188	4,551,558
5.60%, 06/18/31	5,235	5,339,542
5.75%, 02/08/31	5,087	5,231,502
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	7,420	8,786,530
Toyota Motor Corp., 2.36%, 03/25/31(a)	2,404	2,146,046
Toyota Motor Credit Corp.
1.65%, 01/10/31	2,955	2,548,346
1.90%, 09/12/31(a)	2,493	2,135,134
4.60%, 10/10/31	3,955	3,949,431
5.10%, 03/21/31(a)	4,545	4,656,302
		79,327,779
Banks — 3.6%
Banco Santander SA
2.96%, 03/25/31	3,745	3,413,507
Security	Par (000)	Value
Banks (continued)
5.44%, 07/15/31	$7,795	$8,077,103
Bank of Montreal, 5.51%, 06/04/31	4,435	4,619,783
Bank of New York Mellon Corp. (The)
1.65%, 01/28/31(a)	2,639	2,284,589
1.80%, 07/28/31(a)	2,592	2,238,793
Bank of Nova Scotia (The), 2.15%, 08/01/31	3,661	3,188,317
Mizuho Financial Group Inc., 2.56%, 09/13/31	5,181	4,517,029
Royal Bank of Canada, 2.30%, 11/03/31	8,098	7,086,204
State Street Corp., 2.20%, 03/03/31	4,252	3,746,619
Sumitomo Mitsui Financial Group Inc.
1.71%, 01/12/31(a)	2,650	2,277,624
2.22%, 09/17/31	5,135	4,454,768
5.42%, 07/09/31	4,715	4,872,784
Toronto-Dominion Bank (The), 2.00%, 09/10/31(a)	5,195	4,516,787
Westpac Banking Corp., 2.15%, 06/03/31	5,242	4,633,959
		59,927,866
Beverages — 1.9%
Anheuser-Busch InBev Worldwide Inc., 4.90%, 01/23/31	3,852	3,941,611
Coca-Cola Co. (The)
1.38%, 03/15/31	6,435	5,493,133
2.00%, 03/05/31	3,857	3,404,538
Constellation Brands Inc., 2.25%, 08/01/31	5,165	4,475,711
Keurig Dr Pepper Inc.
2.25%, 03/15/31(a)	2,597	2,280,536
Series 10, 5.20%, 03/15/31	2,840	2,913,389
PepsiCo Inc.
1.40%, 02/25/31(a)	4,287	3,660,385
1.95%, 10/21/31	6,305	5,450,905
		31,620,208
Biotechnology — 0.8%
Amgen Inc., 2.30%, 02/25/31	6,453	5,723,929
Biogen Inc., 5.05%, 01/15/31(a)	2,015	2,041,731
Illumina Inc., 2.55%, 03/23/31(a)	2,843	2,497,932
Royalty Pharma PLC, 2.15%, 09/02/31(a)	3,414	2,920,667
		13,184,259
Building Materials — 1.0%
Carrier Global Corp., 2.70%, 02/15/31(a)	4,068	3,689,241
Eagle Materials Inc., 2.50%, 07/01/31	3,900	3,446,192
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 2.00%, 09/16/31	2,845	2,428,753
Martin Marietta Materials Inc., 2.40%, 07/15/31	4,861	4,276,317
Masco Corp., 2.00%, 02/15/31(a)	3,243	2,788,245
		16,628,748
Chemicals — 0.7%
Air Products and Chemicals Inc., 4.75%, 02/08/31	3,168	3,206,692
Ecolab Inc., 1.30%, 01/30/31	3,110	2,634,388
Huntsman International LLC, 2.95%, 06/15/31	2,045	1,719,976
NewMarket Corp., 2.70%, 03/18/31(a)	2,276	2,030,432
Sherwin-Williams Co. (The), 4.80%, 09/01/31(a)	2,135	2,147,918
		11,739,406
Commercial Services — 0.8%
Equifax Inc., 2.35%, 09/15/31	5,145	4,475,650
Global Payments Inc., 2.90%, 11/15/31	4,017	3,526,162
GXO Logistics Inc., 2.65%, 07/15/31(a)	1,928	1,682,208
Moody's Corp., 2.00%, 08/19/31(a)	3,555	3,069,434
		12,753,454
Computers — 2.8%
Accenture Capital Inc., 4.25%, 10/04/31	6,470	6,369,899

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® iBonds® Dec 2031 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
Apple Inc.
1.65%, 02/08/31	$12,481	$10,865,591
1.70%, 08/05/31	5,137	4,444,714
CGI Inc., 2.30%, 09/14/31	2,071	1,792,913
Fortinet Inc., 2.20%, 03/15/31(a)	2,723	2,393,414
Hewlett Packard Enterprise Co., 4.85%, 10/15/31	6,415	6,391,661
HP Inc., 2.65%, 06/17/31	5,129	4,536,709
IBM International Capital Pte Ltd., 4.75%, 02/05/31	2,850	2,868,257
Kyndryl Holdings Inc., 3.15%, 10/15/31	3,383	3,030,624
Leidos Inc., 2.30%, 02/15/31	3,858	3,379,193
		46,072,975
Cosmetics & Personal Care — 0.6%
Estee Lauder Companies Inc. (The), 1.95%, 03/15/31(a)	3,255	2,832,308
Procter & Gamble Co. (The), 1.95%, 04/23/31(a)	4,337	3,836,853
Unilever Capital Corp., 1.75%, 08/12/31(a)	4,180	3,609,045
		10,278,206
Diversified Financial Services — 4.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.38%, 12/15/31	3,885	3,961,888
Air Lease Corp., 5.20%, 07/15/31	3,360	3,421,178
Ally Financial Inc.
8.00%, 11/01/31	10,287	11,618,408
8.00%, 11/01/31(a)	2,735	3,086,737
Blue Owl Finance LLC, 3.13%, 06/10/31(a)	3,620	3,233,095
Brookfield Finance Inc., 2.72%, 04/15/31	2,975	2,683,125
Charles Schwab Corp. (The)
1.65%, 03/11/31	3,924	3,355,062
1.95%, 12/01/31(a)	4,643	3,957,568
2.30%, 05/13/31	3,930	3,479,660
Intercontinental Exchange Inc., 5.25%, 06/15/31	4,382	4,530,837
Jefferies Financial Group Inc., 2.63%, 10/15/31(a)	5,188	4,519,442
Lazard Group LLC, 6.00%, 03/15/31	2,345	2,456,803
Mastercard Inc.
1.90%, 03/15/31(a)	3,018	2,647,080
2.00%, 11/18/31	4,052	3,506,911
Nasdaq Inc., 1.65%, 01/15/31	4,122	3,555,238
Nomura Holdings Inc., 2.61%, 07/14/31	5,300	4,665,797
ORIX Corp., 2.25%, 03/09/31	2,487	2,179,973
Synchrony Financial, 2.88%, 10/28/31(a)	3,894	3,395,000
Visa Inc., 1.10%, 02/15/31(a)	4,909	4,160,913
Western Union Co. (The), 2.75%, 03/15/31(a)	1,619	1,414,587
		75,829,302
Electric — 8.2%
AES Corp. (The), 2.45%, 01/15/31	5,224	4,616,717
Ameren Corp., 3.50%, 01/15/31(a)	4,358	4,115,207
Appalachian Power Co., Series AA, 2.70%, 04/01/31	2,592	2,322,432
Arizona Public Service Co., 2.20%, 12/15/31(a)	2,310	1,978,913
Atlantic City Electric Co., 2.30%, 03/15/31	1,878	1,666,979
Baltimore Gas & Electric Co., 2.25%, 06/15/31	3,257	2,880,478
Berkshire Hathaway Energy Co., 1.65%, 05/15/31	2,599	2,210,719
CenterPoint Energy Houston Electric LLC, Series AE, 2.35%, 04/01/31(a)	2,083	1,843,099
CenterPoint Energy Inc., 2.65%, 06/01/31	2,554	2,275,417
Connecticut Light and Power Co. (The), Series A, 2.05%, 07/01/31	2,709	2,356,476
Consolidated Edison Co. of New York Inc., 2.40%, 06/15/31(a)	4,819	4,308,611
Security	Par (000)	Value
Electric (continued)
Consumers Energy Co., 4.50%, 01/15/31	$2,875	$2,868,637
Dominion Energy Inc., Series C, 2.25%, 08/15/31(a)	4,432	3,849,739
Dominion Energy South Carolina Inc., Series A, 2.30%, 12/01/31	2,109	1,841,822
DTE Electric Co., Series C, 2.63%, 03/01/31	3,010	2,728,769
Duke Energy Carolinas LLC, 2.55%, 04/15/31(a)	2,982	2,681,185
Duke Energy Corp., 2.55%, 06/15/31	4,981	4,421,570
Duke Energy Florida LLC, 2.40%, 12/15/31	3,306	2,908,458
Duke Energy Progress LLC, 2.00%, 08/15/31	3,463	2,997,526
Emera U.S. Finance LP, 2.64%, 06/15/31	2,452	2,148,268
Entergy Corp., 2.40%, 06/15/31	3,208	2,815,719
Entergy Louisiana LLC, 3.05%, 06/01/31	1,692	1,560,180
Entergy Texas Inc., 1.75%, 03/15/31	3,436	2,951,399
Eversource Energy
2.55%, 03/15/31	1,866	1,653,842
5.85%, 04/15/31	3,620	3,791,222
Exelon Corp., 5.13%, 03/15/31(a)	2,665	2,719,671
Georgia Power Co., 4.85%, 03/15/31	2,800	2,847,147
National Rural Utilities Cooperative Finance Corp.
1.35%, 03/15/31	1,896	1,588,406
1.65%, 06/15/31	1,650	1,398,823
5.00%, 02/07/31(a)	2,645	2,703,347
Northern States Power Co./MN, 2.25%, 04/01/31	1,925	1,723,994
NSTAR Electric Co., 1.95%, 08/15/31	1,189	1,025,928
Ohio Power Co., Series Q, 1.63%, 01/15/31	2,290	1,944,607
Pacific Gas and Electric Co.
2.50%, 02/01/31	10,331	9,024,600
3.25%, 06/01/31	5,115	4,612,831
PacifiCorp
5.30%, 02/15/31	3,685	3,784,361
7.70%, 11/15/31(a)	1,536	1,774,417
Progress Energy Inc.
7.00%, 10/30/31	2,112	2,363,618
7.75%, 03/01/31	3,387	3,876,989
Public Service Co. of Colorado
1.88%, 06/15/31	3,743	3,217,685
Series 35, 1.90%, 01/15/31	1,635	1,415,279
Public Service Co. of New Hampshire, Series V, 2.20%, 06/15/31(a)	1,426	1,251,137
Public Service Co. of Oklahoma, Series J, 2.20%, 08/15/31(a)	2,084	1,805,316
Public Service Electric & Gas Co., 1.90%, 08/15/31	2,330	2,004,087
Public Service Enterprise Group Inc., 2.45%, 11/15/31	3,854	3,371,337
Southern California Edison Co.
5.45%, 06/01/31	3,880	3,946,063
Series G, 2.50%, 06/01/31	2,158	1,874,693
Tampa Electric Co., 2.40%, 03/15/31(a)	1,975	1,765,822
Virginia Electric & Power Co., 2.30%, 11/15/31	2,617	2,281,855
Wisconsin Power and Light Co., 1.95%, 09/16/31	1,815	1,553,435
Xcel Energy Inc., 2.35%, 11/15/31	1,543	1,332,869
		137,001,701
Electronics — 1.6%
Amphenol Corp., 2.20%, 09/15/31(a)	4,196	3,665,054
Avnet Inc., 3.00%, 05/15/31	1,687	1,508,730
Honeywell International Inc.
1.75%, 09/01/31	7,262	6,165,795
4.95%, 09/01/31	2,897	2,952,447
Hubbell Inc., 2.30%, 03/15/31	1,717	1,511,798

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® iBonds® Dec 2031 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics (continued)
Jabil Inc., 3.00%, 01/15/31	$3,212	$2,916,585
TD SYNNEX Corp., 2.65%, 08/09/31	2,555	2,232,896
Tyco Electronics Group SA, 4.50%, 02/09/31	2,210	2,201,673
Vontier Corp., 2.95%, 04/01/31(a)	3,300	2,966,742
		26,121,720
Environmental Control — 0.7%
Republic Services Inc., 1.45%, 02/15/31	3,520	2,996,252
Waste Management Inc.
1.50%, 03/15/31(a)	4,708	4,010,794
4.95%, 07/03/31	3,900	3,989,026
		10,996,072
Food — 1.8%
Flowers Foods Inc., 2.40%, 03/15/31	2,529	2,203,772
General Mills Inc., 2.25%, 10/14/31(a)	2,726	2,369,393
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 3.75%, 12/01/31	2,499	2,320,986
Kellanova, Series B, 7.45%, 04/01/31	3,153	3,588,688
Kraft Heinz Foods Co., 4.25%, 03/01/31(a)	2,284	2,212,131
Kroger Co. (The)
1.70%, 01/15/31	2,685	2,303,778
7.50%, 04/01/31	2,201	2,505,548
McCormick & Co. Inc./MD, 1.85%, 02/15/31	2,809	2,423,723
Mondelez International Inc., 1.50%, 02/04/31	2,864	2,439,910
Pilgrim's Pride Corp., 4.25%, 04/15/31	5,388	5,149,433
Sysco Corp., 2.45%, 12/14/31	2,484	2,168,668
		29,686,030
Forest Products & Paper — 0.5%
Georgia-Pacific LLC, 8.88%, 05/15/31	2,001	2,419,180
Suzano Austria GmbH, 3.75%, 01/15/31(a)	5,891	5,478,607
		7,897,787
Gas — 0.7%
Atmos Energy Corp., 1.50%, 01/15/31	3,021	2,578,350
National Fuel Gas Co., 2.95%, 03/01/31	2,574	2,294,857
NiSource Inc., 1.70%, 02/15/31(a)	3,864	3,297,360
Piedmont Natural Gas Co. Inc., 2.50%, 03/15/31	1,910	1,696,177
Southern Co. Gas Capital Corp., Series 2020-A, 1.75%, 01/15/31	2,664	2,283,850
		12,150,594
Hand & Machine Tools — 0.1%
Kennametal Inc., 2.80%, 03/01/31(a)	1,595	1,435,596
Health Care - Products — 1.8%
Agilent Technologies Inc., 2.30%, 03/12/31	4,647	4,106,616
Baxter International Inc., 1.73%, 04/01/31(a)	3,645	3,101,373
GE HealthCare Technologies Inc., 4.80%, 01/15/31	1,965	1,974,633
Revvity Inc.
2.25%, 09/15/31	2,587	2,202,544
2.55%, 03/15/31	2,255	1,978,879
Solventum Corp., 5.45%, 03/13/31(a)	5,175	5,356,609
STERIS Irish FinCo Unlimited Co., 2.70%, 03/15/31	3,543	3,171,197
Thermo Fisher Scientific Inc., 2.00%, 10/15/31(a)	6,105	5,302,930
Zimmer Biomet Holdings Inc., 2.60%, 11/24/31(a)	4,127	3,645,916
		30,840,697
Health Care - Services — 5.0%
Banner Health, 1.90%, 01/01/31	1,970	1,720,323
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31(a)	1,649	1,438,543
Security	Par (000)	Value
Health Care - Services (continued)
Centene Corp.
2.50%, 03/01/31	$10,899	$9,149,638
2.63%, 08/01/31(a)	6,512	5,441,146
Cigna Group (The)
2.38%, 03/15/31	7,913	7,007,902
5.13%, 05/15/31(a)	4,020	4,107,465
CommonSpirit Health, 5.21%, 12/01/31	2,995	3,055,654
Elevance Health Inc.
2.55%, 03/15/31	4,925	4,393,841
4.95%, 11/01/31	4,285	4,308,148
HCA Inc.
2.38%, 07/15/31	4,650	4,043,645
5.45%, 04/01/31(a)	8,950	9,201,171
Humana Inc., 5.38%, 04/15/31(a)	6,469	6,598,033
Laboratory Corp. of America Holdings, 2.70%, 06/01/31	2,546	2,281,161
OhioHealth Corp., 2.30%, 11/15/31	1,539	1,354,145
Quest Diagnostics Inc., 2.80%, 06/30/31(a)	3,213	2,904,603
UnitedHealth Group Inc.
2.30%, 05/15/31	7,659	6,732,475
4.65%, 01/15/31	3,990	3,988,576
4.90%, 04/15/31(a)	5,264	5,318,750
		83,045,219
Holding Companies - Diversified — 1.0%
Apollo Debt Solutions BDC, 6.70%, 07/29/31	4,845	5,045,059
Ares Capital Corp., 3.20%, 11/15/31	3,743	3,272,343
Blackstone Private Credit Fund, 6.25%, 01/25/31	2,555	2,634,637
Blue Owl Credit Income Corp., 6.65%, 03/15/31	3,905	4,012,670
HA Sustainable Infrastructure Capital Inc., 6.15%, 01/15/31(a)	2,600	2,623,107
		17,587,816
Home Builders — 0.1%
MDC Holdings Inc., 2.50%, 01/15/31	1,638	1,432,220
Household Products & Wares — 0.2%
Church & Dwight Co. Inc., 2.30%, 12/15/31(a)	2,098	1,821,002
Kimberly-Clark Corp., 2.00%, 11/02/31(a)	2,333	2,045,842
		3,866,844
Insurance — 2.8%
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31(a)	2,117	1,821,307
2.60%, 12/02/31(a)	2,897	2,557,740
Aon North America Inc., 5.30%, 03/01/31(a)	3,410	3,512,864
Arthur J Gallagher & Co., 2.40%, 11/09/31	2,488	2,165,750
Assured Guaranty U.S. Holdings Inc., 3.15%, 06/15/31(a)	2,619	2,413,922
Athene Holding Ltd., 3.50%, 01/15/31	2,644	2,478,765
Brown & Brown Inc., 2.38%, 03/15/31	3,790	3,328,289
Enstar Group Ltd., 3.10%, 09/01/31	2,767	2,434,265
Fairfax Financial Holdings Ltd., 3.38%, 03/03/31	2,764	2,560,917
Fidelity National Financial Inc., 2.45%, 03/15/31	3,227	2,799,551
First American Financial Corp., 2.40%, 08/15/31	3,361	2,877,541
Jackson Financial Inc., 3.13%, 11/23/31(a)	2,721	2,410,603
Lincoln National Corp., 3.40%, 01/15/31(a)	2,422	2,244,217
Marsh & McLennan Companies Inc.
2.38%, 12/15/31(a)	2,063	1,801,270
4.85%, 11/15/31(a)	5,370	5,428,959
Primerica Inc., 2.80%, 11/19/31	3,399	3,031,270

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® iBonds® Dec 2031 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Stewart Information Services Corp., 3.60%, 11/15/31	$2,353	$2,089,052
		45,956,282
Internet — 2.2%
Alibaba Group Holding Ltd., 2.13%, 02/09/31(a)	6,415	5,682,249
Amazon.com Inc., 2.10%, 05/12/31	14,270	12,637,382
Baidu Inc., 2.38%, 08/23/31	1,315	1,166,873
eBay Inc., 2.60%, 05/10/31(a)	4,204	3,757,150
Expedia Group Inc., 2.95%, 03/15/31	2,825	2,570,066
MercadoLibre Inc., 3.13%, 01/14/31	1,170	1,061,964
Meta Platforms Inc., 4.55%, 08/15/31	5,480	5,527,041
VeriSign Inc., 2.70%, 06/15/31	4,254	3,784,781
		36,187,506
Iron & Steel — 0.2%
Steel Dynamics Inc., 3.25%, 01/15/31	3,068	2,850,700
Leisure Time — 0.1%
Brunswick Corp., 2.40%, 08/18/31(a)	2,856	2,438,119
Lodging — 0.8%
Choice Hotels International Inc., 3.70%, 01/15/31	2,449	2,270,341
Hyatt Hotels Corp., 5.38%, 12/15/31(a)	2,375	2,402,706
Marriott International Inc./MD, Series HH, 2.85%, 04/15/31	5,809	5,262,706
Sands China Ltd., 3.25%, 08/08/31(a)	3,170	2,829,525
		12,765,278
Machinery — 2.0%
Caterpillar Inc., 1.90%, 03/12/31	1,812	1,594,742
Deere & Co., 7.13%, 03/03/31(a)	1,415	1,604,325
IDEX Corp., 2.63%, 06/15/31	2,788	2,485,942
Ingersoll Rand Inc., 5.31%, 06/15/31(a)	2,590	2,668,243
John Deere Capital Corp.
1.45%, 01/15/31(a)	2,768	2,384,699
2.00%, 06/17/31	3,002	2,624,483
4.40%, 09/08/31(a)	6,020	5,985,691
4.90%, 03/07/31	4,281	4,361,488
nVent Finance SARL, 2.75%, 11/15/31	1,525	1,329,132
Otis Worldwide Corp., 5.13%, 11/19/31(a)	3,055	3,122,054
Rockwell Automation Inc., 1.75%, 08/15/31(a)	2,380	2,041,007
Xylem Inc./New York, 2.25%, 01/30/31(a)	2,977	2,626,034
		32,827,840
Manufacturing — 0.4%
Teledyne Technologies Inc., 2.75%, 04/01/31	5,464	4,927,521
Textron Inc., 2.45%, 03/15/31	2,633	2,334,787
		7,262,308
Media — 2.4%
Charter Communications Operating LLC/Charter Communications Operating Capital, 2.80%, 04/01/31	8,485	7,520,484
Comcast Corp.
1.50%, 02/15/31	8,958	7,619,218
1.95%, 01/15/31	7,918	6,915,522
Paramount Global, 4.95%, 01/15/31	5,611	5,469,248
Walt Disney Co. (The), 2.65%, 01/13/31(a)	13,053	11,966,018
		39,490,490
Mining — 0.3%
Rio Tinto Alcan Inc., 7.25%, 03/15/31(a)	2,272	2,587,980
Yamana Gold Inc., 2.63%, 08/15/31	2,595	2,267,534
		4,855,514
Security	Par (000)	Value
Office & Business Equipment — 0.3%
CDW LLC/CDW Finance Corp., 3.57%, 12/01/31(a)	$5,139	$4,728,229
Oil & Gas — 3.4%
Burlington Resources LLC, 7.20%, 08/15/31	2,437	2,758,435
Devon Energy Corp., 7.88%, 09/30/31(a)	3,355	3,843,953
Diamondback Energy Inc., 3.13%, 03/24/31	4,331	3,961,738
EQT Corp., 4.75%, 01/15/31(b)	5,180	5,101,785
Helmerich & Payne Inc., 2.90%, 09/29/31(a)	2,883	2,430,970
Hess Corp., 7.30%, 08/15/31(a)	3,164	3,616,876
HF Sinclair Corp., 5.75%, 01/15/31	3,300	3,376,345
Occidental Petroleum Corp.
6.13%, 01/01/31	5,897	6,103,823
7.50%, 05/01/31	4,460	4,897,996
7.88%, 09/15/31	2,671	2,982,751
Ovintiv Inc.
7.20%, 11/01/31	1,815	1,972,643
7.38%, 11/01/31	2,534	2,791,793
Phillips 66 Co., 5.25%, 06/15/31(a)	6,265	6,429,512
Pioneer Natural Resources Co., 2.15%, 01/15/31	4,194	3,710,874
Valero Energy Corp., 2.80%, 12/01/31	2,606	2,325,436
		56,304,930
Packaging & Containers — 0.6%
Amcor Flexibles North America Inc., 2.69%, 05/25/31	4,270	3,823,869
Berry Global Inc., 5.80%, 06/15/31	4,180	4,386,085
WestRock MWV LLC, 7.95%, 02/15/31	1,583	1,822,956
		10,032,910
Pharmaceuticals — 5.0%
AbbVie Inc., 4.95%, 03/15/31(a)	10,150	10,356,432
Astrazeneca Finance LLC
2.25%, 05/28/31(a)	3,810	3,388,443
4.90%, 02/26/31	5,440	5,575,443
Becton Dickinson & Co., 1.96%, 02/11/31	5,421	4,698,459
Bristol-Myers Squibb Co.
5.10%, 02/22/31	6,340	6,525,655
5.75%, 02/01/31	5,324	5,648,651
Cencora Inc., 2.70%, 03/15/31	5,302	4,778,564
CVS Health Corp.
1.88%, 02/28/31	6,609	5,644,632
2.13%, 09/15/31	5,073	4,324,850
5.25%, 01/30/31	4,015	4,087,051
5.55%, 06/01/31(a)	5,175	5,355,404
Johnson & Johnson, 4.90%, 06/01/31	5,320	5,478,058
Merck & Co. Inc., 2.15%, 12/10/31	10,104	8,763,533
Novartis Capital Corp., 4.00%, 09/18/31(a)	4,365	4,275,938
Pfizer Inc., 1.75%, 08/18/31(a)	5,193	4,465,138
		83,366,251
Pipelines — 2.8%
Boardwalk Pipelines LP, 3.40%, 02/15/31	2,629	2,427,435
Cheniere Energy Partners LP, 4.00%, 03/01/31	7,764	7,417,960
Enterprise Products Operating LLC, 4.60%, 01/15/31	4,550	4,545,871
Kinder Morgan Energy Partners LP, 7.40%, 03/15/31	1,527	1,712,176
Kinder Morgan Inc.
2.00%, 02/15/31	3,945	3,439,451
7.80%, 08/01/31	2,962	3,397,368
ONEOK Inc.
4.75%, 10/15/31	5,875	5,819,355
6.35%, 01/15/31	3,266	3,480,332

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® iBonds® Dec 2031 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.88%, 02/01/31	$5,256	$5,198,864
Williams Companies Inc. (The)
2.60%, 03/15/31(a)	7,836	6,998,307
Series A, 7.50%, 01/15/31	1,795	2,011,913
		46,449,032
Real Estate — 0.1%
CBRE Services Inc., 2.50%, 04/01/31(a)	2,669	2,372,363
Real Estate Investment Trusts — 9.6%
Alexandria Real Estate Equities Inc., 3.38%, 08/15/31(a)	3,927	3,621,651
American Assets Trust LP, 3.38%, 02/01/31	2,746	2,455,684
American Homes 4 Rent LP, 2.38%, 07/15/31(a)	2,236	1,941,028
American Tower Corp.
2.30%, 09/15/31	3,879	3,361,123
2.70%, 04/15/31(a)	3,720	3,327,888
AvalonBay Communities Inc., 2.45%, 01/15/31	3,106	2,783,330
Boston Properties LP, 3.25%, 01/30/31(a)	6,609	6,062,565
Brixmor Operating Partnership LP, 2.50%, 08/16/31	2,642	2,310,770
Broadstone Net Lease LLC, 2.60%, 09/15/31	1,880	1,603,457
COPT Defense Properties LP, 2.75%, 04/15/31	3,300	2,921,822
Crown Castle Inc.
2.10%, 04/01/31	5,260	4,525,963
2.25%, 01/15/31	5,727	5,002,791
2.50%, 07/15/31(a)	3,892	3,403,552
CubeSmart LP, 2.00%, 02/15/31(a)	1,940	1,673,858
DOC DR LLC, 2.63%, 11/01/31	2,431	2,130,557
EPR Properties, 3.60%, 11/15/31(a)	1,806	1,631,477
Equinix Inc., 2.50%, 05/15/31	5,175	4,584,058
ERP Operating LP, 1.85%, 08/01/31(a)	2,248	1,934,505
Essential Properties LP, 2.95%, 07/15/31	2,217	1,970,473
Essex Portfolio LP
1.65%, 01/15/31(a)	1,432	1,209,514
2.55%, 06/15/31	1,470	1,297,239
Extra Space Storage LP
2.40%, 10/15/31	3,157	2,731,201
2.55%, 06/01/31	2,188	1,935,232
5.90%, 01/15/31	3,335	3,505,515
First Industrial LP, 5.25%, 01/15/31(a)	2,065	2,079,485
GLP Capital LP/GLP Financing II Inc., 4.00%, 01/15/31	3,816	3,596,584
Healthcare Realty Holdings LP, 2.00%, 03/15/31(a)	4,172	3,559,772
Healthpeak OP LLC, 2.88%, 01/15/31(a)	3,393	3,084,562
Highwoods Realty LP, 2.60%, 02/01/31	1,721	1,486,525
Host Hotels & Resorts LP, Series J, 2.90%, 12/15/31	2,319	2,026,124
Invitation Homes Operating Partnership LP, 2.00%, 08/15/31	3,595	3,050,424
Kimco Realty OP LLC, 2.25%, 12/01/31	2,552	2,207,534
Kite Realty Group LP, 4.95%, 12/15/31(a)	1,615	1,614,738
LXP Industrial Trust, 2.38%, 10/01/31	1,820	1,537,083
Mid-America Apartments LP, 1.70%, 02/15/31	2,443	2,089,501
National Health Investors Inc., 3.00%, 02/01/31	2,261	2,002,121
NNN REIT Inc., 4.60%, 02/15/31	2,630	2,602,324
Omega Healthcare Investors Inc., 3.38%, 02/01/31	3,818	3,490,737
Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31	1,780	1,550,458
Prologis LP
1.63%, 03/15/31	1,900	1,620,588
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
1.75%, 02/01/31(a)	$2,351	$2,035,286
4.75%, 01/15/31	2,790	2,809,881
Public Storage Operating Co.
2.25%, 11/09/31(a)	2,783	2,425,923
2.30%, 05/01/31(a)	3,132	2,772,561
Rayonier LP, 2.75%, 05/17/31(a)	2,397	2,123,607
Realty Income Corp.
3.20%, 02/15/31	2,825	2,621,616
3.25%, 01/15/31	4,480	4,183,176
Rexford Industrial Realty LP, 2.15%, 09/01/31	2,262	1,932,556
Sabra Health Care LP, 3.20%, 12/01/31(a)	4,256	3,792,322
Safehold GL Holdings LLC, 2.80%, 06/15/31(a)	2,125	1,897,246
Simon Property Group LP, 2.20%, 02/01/31	3,570	3,152,874
Store Capital LLC, 2.70%, 12/01/31	2,038	1,734,318
Sun Communities Operating LP, 2.70%, 07/15/31(a)	3,778	3,343,657
Tanger Properties LP, 2.75%, 09/01/31	2,027	1,775,284
UDR Inc., 3.00%, 08/15/31	3,291	2,987,010
Ventas Realty LP, 2.50%, 09/01/31	2,745	2,407,925
VICI Properties LP, 5.13%, 11/15/31	4,050	4,048,671
Welltower OP LLC
2.75%, 01/15/31	3,541	3,225,851
2.80%, 06/01/31	3,435	3,113,123
WP Carey Inc., 2.40%, 02/01/31	2,705	2,383,752
		160,290,452
Retail — 2.5%
AutoNation Inc., 2.40%, 08/01/31	2,368	2,032,542
AutoZone Inc., 1.65%, 01/15/31	3,374	2,881,442
Dollar Tree Inc., 2.65%, 12/01/31	4,249	3,736,523
Home Depot Inc. (The)
1.38%, 03/15/31(a)	6,819	5,766,825
1.88%, 09/15/31	4,939	4,238,983
4.85%, 06/25/31	5,140	5,240,780
Lowe's Companies Inc., 2.63%, 04/01/31	7,886	7,081,581
O'Reilly Automotive Inc., 1.75%, 03/15/31(a)	2,993	2,559,394
Ross Stores Inc., 1.88%, 04/15/31	2,887	2,472,772
Starbucks Corp., 4.90%, 02/15/31	2,839	2,885,897
TJX Companies Inc. (The), 1.60%, 05/15/31(a)	2,825	2,422,263
		41,319,002
Semiconductors — 3.8%
Analog Devices Inc., 2.10%, 10/01/31(a)	5,271	4,596,931
Broadcom Inc.
2.45%, 02/15/31(b)	14,254	12,718,469
5.15%, 11/15/31	7,734	7,910,955
Intel Corp.
2.00%, 08/12/31	6,261	5,322,113
5.00%, 02/21/31	2,970	2,994,382
Marvell Technology Inc., 2.95%, 04/15/31	4,008	3,631,764
Micron Technology Inc., 5.30%, 01/15/31	5,490	5,598,849
NVIDIA Corp., 2.00%, 06/15/31	6,382	5,630,985
NXP BV/NXP Funding LLC/NXP USA Inc., 2.50%, 05/11/31(a)	5,315	4,691,635
Skyworks Solutions Inc., 3.00%, 06/01/31	2,650	2,337,037
Texas Instruments Inc., 1.90%, 09/15/31	2,371	2,053,821
TSMC Arizona Corp., 2.50%, 10/25/31	6,185	5,541,283
		63,028,224
Software — 3.4%
AppLovin Corp., 5.38%, 12/01/31	4,380	4,459,009
Autodesk Inc., 2.40%, 12/15/31	5,170	4,507,874

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® iBonds® Dec 2031 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Broadridge Financial Solutions Inc., 2.60%, 05/01/31	$5,256	$4,656,939
Electronic Arts Inc., 1.85%, 02/15/31	4,089	3,539,542
Fidelity National Information Services Inc., 2.25%, 03/01/31(a)	4,400	3,845,523
Fiserv Inc., 5.35%, 03/15/31(a)	2,693	2,767,978
Oracle Corp., 2.88%, 03/25/31(a)	16,878	15,300,589
Roper Technologies Inc., 1.75%, 02/15/31(a)	5,178	4,426,751
Salesforce Inc., 1.95%, 07/15/31(a)	7,665	6,692,032
VMware LLC, 2.20%, 08/15/31	7,946	6,878,724
		57,074,961
Telecommunications — 6.4%
AT&T Inc., 2.75%, 06/01/31	15,566	14,064,638
Cisco Systems Inc., 4.95%, 02/26/31	11,985	12,273,714
Motorola Solutions Inc., 2.75%, 05/24/31	4,611	4,141,226
Orange SA, 9.00%, 03/01/31	12,928	15,592,638
T-Mobile USA Inc.
2.25%, 11/15/31	5,270	4,547,296
2.55%, 02/15/31	12,874	11,500,232
2.88%, 02/15/31	5,487	4,988,062
3.50%, 04/15/31(a)	12,720	11,913,566
Verizon Communications Inc.
1.75%, 01/20/31	11,914	10,247,816
2.55%, 03/21/31(a)	19,247	17,241,104
		106,510,292
Transportation — 1.7%
Canadian Pacific Railway Co.
2.45%, 12/02/31	7,183	6,286,250
7.13%, 10/15/31	1,828	2,056,173
FedEx Corp.
2.40%, 05/15/31(a)	4,601	4,072,282
2.40%, 05/15/31(a)(b)	675	589,306
Norfolk Southern Corp., 2.30%, 05/15/31	3,117	2,762,542
Union Pacific Corp., 2.38%, 05/20/31(a)	5,076	4,539,581
Walmart Inc., 1.80%, 09/22/31(a)	9,299	8,053,448
		28,359,582
Security	Par (000)	Value
Trucking & Leasing — 0.1%
GATX Corp., 1.90%, 06/01/31	$2,452	$2,088,828
Water — 0.2%
American Water Capital Corp., 2.30%, 06/01/31	2,445	2,149,211
Essential Utilities Inc., 2.40%, 05/01/31	1,818	1,602,892
		3,752,103
Total Long-Term Investments — 98.7% (Cost: $1,608,523,372)		1,641,382,191
	Shares
Short-Term Securities
Money Market Funds — 7.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(c)(d)(e)	113,785,741	113,831,255
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)	6,520,000	6,520,000
Total Short-Term Securities — 7.2% (Cost: $120,343,826)		120,351,255
Total Investments — 105.9% (Cost: $1,728,867,198)		1,761,733,446
Liabilities in Excess of Other Assets — (5.9)%		(98,683,965)
Net Assets — 100.0%		$1,663,049,481

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$112,030,287	$1,836,057 (a)	$—	$(11,034)	$(24,055)	$113,831,255	113,785,741	$215,138 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	620,000	5,900,000 (a)	—	—	—	6,520,000	6,520,000	128,731	—
				$(11,034)	$(24,055)	$120,351,255		$343,869	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® iBonds® Dec 2031 Term Corporate ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,641,382,191	$—	$1,641,382,191
Short-Term Securities
Money Market Funds	120,351,255	—	—	120,351,255
	$120,351,255	$1,641,382,191	$—	$1,761,733,446

Portfolio Abbreviation
REIT	Real Estate Investment Trust